UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2010 to November 30, 2010

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware			51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)			(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware			19720
(Address of principal executive offices of the issuing entity )			(Zip Code)

	(302)	323-7315
(Telephone Number, including area code)

Title of Class		Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates		x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2003-4, Subseries 2:

On December 15, 2010, the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(b) hereto. December 15, 2010 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on November 15, 2010). Accordingly, Series 2003-4, Subseries 2 terminated after the final payment on December 15, 2010 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.

(C) Series 2005-4, Subseries 1:

On December 15, 2010, the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(c) hereto. December 15, 2010 is also the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.

(D) Series 2005-4, Subseries 2:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(d) hereto.

(E) Series 2006-1, Subseries 2:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(e) hereto.

(F) Series 2006-2, Subseries 2:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(f) hereto.

(G) Series 2006-2, Subseries 3:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(g) hereto.

(H) Series 2006-3:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2006-3, which is attached as Exhibit 99(h) hereto.

(I) Series 2007-2:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2007-2, which is attached as Exhibit 99(i) hereto.

(J) Series 2007-3, Subseries 2:

On December 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(j) hereto.

Series 2007-CC Collateral Certificate:

On December 15, 2010, the Registrant made available the Monthly Certificateholders' Statement for November 2010 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on December 15, 2010 (file numbers 333-141703-02 and 333-167413). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On November 23, 2010, the Note Issuance Trust sold the DiscoverSeries Class A(2010-D) Notes (the “Class A(2010-D) Notes”) in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The initial principal amount of the Class A(2010-D) Notes was $0, which amount may be increased from time to time, up to a maximum principal amount of $750,000,000. The Class A(2010-D) Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The Class A(2010-D) Notes have an expected maturity date of January 15, 2013, which may be extended from time to time. Interest to be paid on the Class A(2010-D) Notes will be a floating rate which will generally be related to LIBOR, plus a margin, but may be based on the federal funds effective rate or the prime rate in limited circumstances. In connection with this issuance, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes will be increased to the outstanding principal amount of the Class A(2010-D) Notes any time there is an increase in the principal amount of the Class A(2010-D) Notes. The Note Issuance Trust will pay the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Additional information regarding the collateral certificate and the Class A notes of the DiscoverSeries has been previously disclosed in the prospectus, dated September 13, 2010, and the prospectus supplement thereto, dated September 13, 2010, each previously filed by us with the Securities and Exchange Commission on September 14, 2010 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries other than Series 2009-SD shall be subordinated in right of payment to Series 2007-CC.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 1996-4.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2003-4, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2005-4, Subseries 1.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2005-4, Subseries 2.
99	(e)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2006-1, Subseries 2.
99	(f)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2006-2, Subseries 2.
99	(g)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2006-2, Subseries 3.
99	(h)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2006-3.
99	(i)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2007-2.
99	(j)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2010, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/S/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: December 15, 2010

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 1996-4.
99	(b)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2003-4, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2005-4, Subseries 1.
99	(d)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2005-4, Subseries 2.
99	(e)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2006-1, Subseries 2.
99	(f)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2006-2, Subseries 2.
99	(g)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2006-2, Subseries 3.
99	(h)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2006-3.
99	(i)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2007-2.
99	(j)	Monthly Certificateholders' Statement, related to the
month ending November 30, 2010, for Series 2007-3, Subseries 2.